[GRAPHIC OMITTED]                                            [GRAPHIC OMITTED]
WARBURG PINCUS FUNDS                                         CREDIT   ASSET
                                                             SUISSE   MANAGEMENT



                                   SEMIANNUAL
                                     REPORT

                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                                 HIGH YIELD FUND

                                    (BULLET)

                                 WARBURG PINCUS
                               MUNICIPAL BOND FUND


More complete information about the funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

   FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

   FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS HIGH YIELD FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                                                                  March 20, 2000

Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus High Yield Fund (the "Fund") for the six months ended February 29, 2000.

   On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $15.46, compared to an NAV of $15.32 on August 31, 1999. The institutional shares' total return was 6.4%, (assuming the reinvestment of dividends totaling $0.7867 per share). By comparison, the Credit Suisse First Boston Domestic + High Yield Index* (the "Index") returned 0.5% during the same period.

   At February 29, 2000, NAV of the Fund's common shares was $15.53, compared to an NAV of $15.38 on August 31, 1999. The common shares' total return was 6.2%, (assuming the reinvestment of dividends $0.7610 per share). By comparison, the Index returned 0.5% during the same period.

   The Fund meaningfully outperformed the Index based primarily on effective sector allocation:

   (BULLET) We maintained our longstanding overweight (relative to the Index) in the telecommunications industry which rebounded sharply in the period and was one of the better-performing groups in the high yield universe.

            The Fund's telecom holdings further helped because they provided us with relatively high exposure to deferred-interest securities such as zero-coupon bonds, which outperformed traditional cash-pay issues.

   (BULLET) We also overweighted cable and media companies, whose solid returns additionally benefited the Fund's overall performance.

   (BULLET) We selectively increased exposure in the last few months of 1999 to economically sensitive industries such as paper and energy, which performed moderately well.

   (BULLET) We underweighted poorly performing sectors such as health care, consumer products, and retail food and drug.

   On a negative note, our overweight in the textile/apparel/shoe-manufacturing sector, which fell sharply, detracted from performance.

WARBURG PINCUS HIGH YIELD FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000 (CONCLUDED)
--------------------------------------------------------------------------------

   As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.


Sincerely yours,

Credit Suisse Asset Management High Yield Management Team


Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director


HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.


PERFORMANCE
                                                                        SINCE
                                                       FIVE YEARS     INCEPTION
                         SIX MONTHS     ONE YEAR   (3/1/95 - 2/29/00)  3/1/93
                           2/29/00 (3/1/99 - 2/29/00) (ANNUALIZED)  (ANNUALIZED)
--------------------------------------------------------------------------------
Warburg Pincus
   High Yield Fund
   (Institutional)            6.4%          7.9%           10.7%          8.9%

Warburg Pincus
   High Yield Fund
   (Common)                   6.2%          7.5%           10.5%          8.8%

CSFB Domestic +
   High Yield Index*          0.5%          1.1%            8.0%**        8.0%**
--------------------------------------------------------------------------------

* THE CREDIT SUISSE FIRST BOSTON DOMESTIC + HIGH YIELD INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF DOMESTIC HIGH YIELD BONDS AND IS COMPILED BY CREDIT SUISSE FIRST BOSTON, AN AFFILIATE OF THE FUND'S ADVISER.

** INCLUDES  RETURNS FOR CREDIT  SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX FOR
   ALL PERIODS BEFORE 1/1/99 AND RETURNS FOR CREDIT SUISSE FIRST BOSTON DOMESTIC + HIGH YIELD INDEX FOR ALL PERIODS AFTER 1/1/99.

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                                                                  March 20, 2000

Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus Municipal Bond Fund (the "Fund") for the six months ended February 29, 2000.

   On February 29, 2000, the net asset value ("NAV") of the Fund's institutional shares was $13.89, compared to an NAV of $14.30 on August 31, 1999. As a result, the institutional shares' total return was down 0.1%, (assuming the reinvestment of dividends and distributions totaling $0.40 per share). By comparison, the Lehman Brothers Municipal Bond Index* (the "Index") returned 0.0% over the same period.

   At February 29, 2000, NAV of the Fund's common shares was $13.90 compared to an NAV of $14.29 on August 31, 1999. As a result, the common shares' total return was down 0.1%, (assuming the reinvestment of dividends and distributions totaling $0.37 per share). By comparison, the Index returned 0.0% during the same period.

   The Fund slightly underperformed the Index in the fiscal half-year. As the period progressed, performance continued to improve, despite unstable conditions in fixed income markets.

   As the period opened in September 1999, the Fund was lagging the Index due to its continued exposure to taxable securities. Valuations of taxables like investment-grade and high yield bonds had declined during the third quarter compared to those of tax-exempt instruments. The Fund's exposure to these sectors thus negated gains from our municipal strategy of avoiding insured debt and overweighting noncallable issues.

   We became increasingly cautious as the end of the year approached, given the widespread concern over possible Y2K-related computer problems and the possible resulting squeeze on market liquidity. We moved to lessen the impact on the portfolio from any such disruption by emphasizing bonds for which demand would likely remain strong. These included high-quality municipal securities in general, bonds from states with especially high income-tax rates, as well as noncallable and prerefunded issues (for their stable cash flow and valuation characteristics). We maintained exposure to deeply discounted tax-exempt paper and taxable securities -- notably high yield bonds -- in an effort to benefit from the upturn that we anticipated in these segments.

   As it turned out, aggregate fixed income markets fell sharply in the last three months of 1999. Municipals, moreover, turned in the worst performance among the entire U.S. fixed income universe as institutional buying

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO MANAGERS'LETTER -- FEBRUARY 29, 2000 (CONT'D)
--------------------------------------------------------------------------------

fell and retail selling rose. Investors' excessive selling of both low-coupon municipals and lower-quality taxable bonds in particular hampered the Fund's returns compared to those of the Index.

   In the first two months of 2000, bond markets still had not stabilized due to the Federal Reserve's interest rate increase and the Treasury's announced buyback of some of its own long-term bonds in the open market. Nevertheless, the Fund's performance began to improve, as investors recognized how cheap deep-discount paper and high yield bonds had become. The rebound in prices that began in January and February in these two sectors helped to improve overall returns.

   As developments occur in the fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.


Sincerely yours,


Credit Suisse Asset Management Fixed Income Management Team


Gregg M. Diliberto, Managing Director
Jo Ann Corkran, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO MANAGERS'LETTER -- FEBRUARY 29, 2000 (CONCLUDED)
--------------------------------------------------------------------------------

PERFORMANCE
                                                                         SINCE
                                                       FIVE YEARS     INCEPTION
                         SIX MONTHS     ONE YEAR   (3/1/95 - 2/29/00)  6/17/94
                           2/29/00 (3/1/99 - 2/29/00) (ANNUALIZED)  (ANNUALIZED)
--------------------------------------------------------------------------------
Warburg Pincus
   Municipal Bond Fund
   (Institutional)            (0.1%)        (1.9%)           5.0%       5.0%

Warburg Pincus
   Municipal Bond Fund
   (Common)                   (0.1%)        (2.1%)           4.9%       4.9%

Lehman Brothers
   Municipal Bond Index*       0.0%         (2.1%)           5.9%       5.8%
--------------------------------------------------------------------------------
* THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BROAD MARKET PERFORMANCE BENCHMARK FOR THE TAX-EXEMPT BOND MARKET. IT IS COMPUTED WEEKLY AND MONTHLY FROM PRICES SUPPLIED BY MULLER DATA CORPORATION ON APPROXIMATELY 48,059 INVESTMENT GRADE MUNICIPAL BONDS WITH MATURITIES OF 1-22+ YEARS AND IS
  CALCULATED BY LEHMAN BROTHERS, INC. THE INDEX IS COMPOSED OF STATE, LOCAL, REVENUE, PREREFUNDED, AND INSURED DEBT, AND CONTAINS ISSUES SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (80.6%)
AEROSPACE/DEFENSE  (0.2%)
    K&F Industries, Inc.
      Sr. Sub. Notes
      9.250% 10/15/07                                       $  250   $  236,250
                                                                     ----------
APPAREL  (0.2%)
    Transportation Manufacturing
      Operations
      144A Sr. Sub. Notes
      11.250% 05/01/09                                         250      245,000
                                                                     ----------
AUTOMOTIVE  (2.3%)
    Aetna Industries, Inc.
      Sr. Notes
      11.875% 10/01/06                                         500      491,875
    Breed Technologies, Inc.
      144A Sr. Sub. Notes
      9.250% 04/15/08(DAGGER)(DAGGER)                          500       11,250
    Cambridge Industries, Inc.
      Gtd. Sr. Sub. Notes,
      Series B
      10.250% 07/15/07                                         400       76,000
    Collins & Aikman Products Corp.
      Gtd. Sr. Sub. Notes
      11.500% 04/15/06                                         350      343,875
    Delco Remy International, Inc.
      Gtd. Sr. Sub. Notes
      10.625% 08/01/06                                         250      248,125
    Hayes Lemmerz International, Inc.
      144A Sr. Sub. Notes
      8.250% 12/15/08                                          150      131,625
    Hayes Wheels International, Inc.
      Sr. Sub. Notes, Series B
      9.125% 07/15/07                                          350      325,500
    LDM Technologies, Inc.
      144A Sr. Sub. Notes, Series B
      10.750% 01/05/07                                         400      336,000
    Oxford Automotive, Inc.
      Sr. Sub. Notes
      10.125% 06/15/07                                         500      468,750
    Safelite Glass Corp.
      Sr. Sub. Notes
      9.875% 12/15/06                                          350       21,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
AUTOMOTIVE  (cont'd)
    Titan Wheel International, Inc.
      Sr. Sub. Notes
      8.750% 04/01/07                                       $  250   $  200,000
    United Rentals, Inc.
      144A Sr. Sub. Notes
      9.250% 01/15/09                                          250      231,875
                                                                     ----------
                                                                      2,885,875
                                                                     ----------
BROADCASTING  (3.2%)
    Allbritton Communications
      Company Sr. Sub. Notes,
      Series B
      9.750% 11/30/07                                          250      245,625
      8.875% 02/01/08                                          250      235,625
    American Radio Systems Corp.
      Gtd. Sr. Sub. Notes
      9.000% 02/01/06                                          250      262,187
    Australis Holdings Pty. Ltd.
      144A Yankee Sr. Secured
      Discount Notes(DAGGER)(DAGGER)
      15.000% 11/01/02(DAGGER)                                 294        2,940
    Australis Media Ltd.
      Yankee Gtd. Sr. Sub. Discount
      Notes(DAGGER)(DAGGER)
      15.750% 05/15/03(DAGGER)                                  15            2
      15.750% 05/15/03                                         900           90
    Big City Radio, Inc.
      144A Sr. Bonds
      11.250% 03/15/05(DAGGER)                                 500      320,000
    Capstar Broadcasting, Inc.
      Sr. Sub. Discount Notes
      12.750% 02/01/09(DAGGER)                                 500      450,000
    Chancellor Media Corp.
      144A Sr. Sub. Notes
      8.000% 11/01/08                                          300      300,000
    Citadel Broadcasting Co.
      144A Sr. Sub. Notes
      9.250% 11/15/08                                          250      240,937
    Emmis Communications
      Corporation Sr. Sub. Notes,
      Series B
      8.125% 03/15/09                                          250      234,375

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
BROADCASTING  (cont'd)
    Granite Broadcasting Corp.
      144A Sr. Sub Notes
        8.875% 05/15/08                                     $  250   $  232,500
      Sr. Sub. Notes
        9.375% 12/01/05                                        450      448,875
    HMV Media Group plc,
      Senior Subordinated Yankee
      Notes, Series B
      10.250% 05/15/08                                         250      191,250
    Sinclair Broadcast Group
      Sr. Sub. Notes
      10.000% 09/30/05                                         400      391,000
    United International Holdings,
      144A Sr. Discount Notes
      10.750% 02/15/08(DAGGER)                                 500      353,750
                                                                     ----------
                                                                      3,909,156
                                                                     ----------
BUILDING MATERIALS  (0.5%)
    Building One Services, Inc.
      144A Sr. Sub. Notes
      10.500% 05/01/09                                         250      232,500
    Jackson Products, Inc., Notes
      9.500% 04/15/05                                          400      362,000
                                                                     ----------
                                                                        594,500
                                                                     ----------
BUSINESS SERVICES  (0.7%)
    Iron Mountain, Inc.
      144A Sr. Notes
      8.750% 09/30/09                                          250      225,000
    Sovereign Bancorp, Inc.
      10.500% 11/15/06                                         500      503,750
    U.S. Office Products Co.
      144A Sr. Sub. Notes
      9.750% 06/15/08                                          400      200,000
                                                                     ----------
                                                                        928,750
                                                                     ----------
CABLE  (7.7%)
    Adelphia Communications Corp.
      Sr. Notes, Series B
      10.500% 07/15/04                                         400      406,000
    Century Communications,
      Sr. Discount Notes, Series B
      7.226% 01/15/08                                          500      211,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
CABLE  (cont'd)
    Coaxial Communications, Inc.
      Phoenix Associates Co. Gtd.
      Notes
      10.000% 08/15/06                                      $  300   $  288,000
    Coaxial L.L.C.
      144A Co. Gtd.
      12.875% 08/15/08(DAGGER)                                 400      252,000
    Comcast U.K. Cable Partners Ltd.,
      Yankee Sr. Debentures
      11.200% 11/15/07(DAGGER)                                 750      720,937
    CSC Holdings, Sr. Debentures
      9.875% 02/15/13                                          500      521,250
    Diamond Cable Communications
      plc Sr. Discount Notes
      11.750% 12/15/05(DAGGER)                                 500      476,875
    DIVA Systems Corp.
      Sr. Disc. Notes Cl. B
      12.625% 03/01/08(DAGGER)                               2,527    1,339,310
    Frontiervision Holdings L.P.
      Sr. Discount Notes
      11.875% 09/15/07(DAGGER)                                 500      443,750
    Galaxy Telecom L.P.
      Sr. Sub. Notes
      12.375% 10/01/05                                         400      422,000
    Golden Sky Systems, Inc.
      144A Sr. Dicsount Notes
      13.500% 03/01/07(DAGGER)                                 750      498,750
    International CableTel, Inc.
      Sr. Deferred Coupon Notes,
      Series A
      11.500% 04/15/05(DAGGER)                                 750      761,250
    James Cable Partners L.P./James
      Cable Finance Corp.
      Sr. Notes, Series B
      10.750% 08/15/04                                         400      400,000
    Jones Intercable, Inc.
      Sr. Notes
      7.625% 04/15/08                                          500      493,125
    Lenfest Communications, Inc.
      Sr. Notes
      8.375% 11/01/05                                          300      306,375

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
CABLE  (cont'd)
    Mediacom L.L.C. Capital
      144A Sr. Notes
      7.875% 02/15/11                                       $  300   $  258,000
    Northland Cable Television,
      144A Sr. Sub. Notes
      10.250% 11/15/07                                         250      245,000
    Rogers Communications, Inc.
      Yankee Sr. Notes
      9.125% 01/15/06                                          550      552,750
    Telewest Communications Group
      plc Yankee Sr. Discount
      Debentures
      11.000% 10/01/07(DAGGER)                                 700      664,125
    Telewest Communications plc
      Senior Discount Notes
      9.250% 04/15/09(DAGGER)                                  500      300,000
                                                                     ----------
                                                                      9,560,747
                                                                     ----------
CAPITAL GOODS - TECHNOLOGY  (0.2%)
    It Group, Inc.
      Sr. Sub. Notes Series 144A
      11.250% 04/01/09                                         250      241,250
                                                                     ----------
CELLULAR/WIRELESS COMMUNICATIONS  (1.1%)
    Centennial Cellular Corp.
      Sr. Sub. Notes
      10.750% 12/15/08                                         400      409,000
    Microcell Telecommunications, Inc.
      Yankee Sr. Discount Notes,
      Series B (B3, B)
      14.000% 06/01/06(DAGGER)                                 500      450,000
    Sprint Spectrum L.P./Sprint
      Spectrum Finance Corp.
      Sr. Notes
      11.000% 08/15/06                                         500      560,000
                                                                     ----------
                                                                      1,419,000
                                                                     ----------
CHEMICALS (1.4%)
    ClimaChem, Inc.
      Notes, Series B
      10.750% 12/01/07                                         250       65,000
    Huntsman Corp.
      144A Sr. Sub. Notes
      9.500% 07/01/07                                          250      236,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
CHEMICALS  (cont'd)
    Lyondell Chemical, Inc.
      Senior Secured Notes, Series B
      9.875% 05/01/07                                       $  500   $  480,000
    Philipp Brothers Chemicals, Inc.
      Co. Gtd. Sr. Notes
      9.875% 06/01/08                                          350      315,000
    Pioneer Americas Acquistics Corp.
      Gtd. Sr. Secured Notes,
      Series B
      9.250% 06/15/07                                          250      212,500
    Radnor Holdings Corp.
      Sr. Notes, Series B
      10.000% 12/01/03                                         250      233,750
    Sterling Chemical Holdings, Inc.
      Sr. Secured Discount Notes
      13.500% 08/15/08(DAGGER)                                 700      231,000
                                                                     ----------
                                                                      1,773,500
                                                                     ----------
COMPUTERS, SOFTWARE & SERVICES  (0.7%)
    PSINET, Inc.
      144A Sr. Notes
      11.500% 11/01/08                                         250      253,750
    Verio, Inc.
      144A Units
        13.500% 06/15/04                                       350      384,125
      Sr. Notes
        10.375% 04/01/05                                       200      200,750
                                                                     ----------
                                                                        838,625
                                                                     ----------
CONSTRUCTION  (0.1%)
    Laroche Industries, Inc.
      144A Sr. Sub. Notes
      9.500% 09/15/07                                          500      158,750
                                                                     ----------
CONSTRUCTION & BUILDING MATERIALS  (1.0%)
    Collins & Aikman Floorcoverings,
      Inc., Sr. Sub. Notes, Series B
      10.000% 01/15/07                                         250      244,375
    Koppers Industry, Inc.
      Sr. Sub. Notes
      9.875% 12/01/07                                          250      231,250
    Omega Cabinets, Ltd.
      Sr. Sub. Notes
      10.500% 06/15/07                                         400      400,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
CONSTRUCTION & BUILDING MATERIALS  (1.0%)
    Uniforet, Inc.
      Yankee Gtd. Sr. Notes
      11.125% 10/15/06                                      $  250   $   90,000
    Waxman Industries, Inc.
      Sr. Notes, Series B
      12.750% 06/01/04                                         600      288,000
                                                                     ----------
                                                                      1,253,625
                                                                     ----------
CONSUMER PRODUCTS & SERVICES  (2.2%)
    Coinstar, Inc.
      Sr. Discount Notes
      13.000% 10/01/06(DAGGER)                                 525      535,500
    Drypers Corp.
      Sr. Notes, Series B
      10.250% 06/15/07                                         400      324,000
    Holmes Products Corp.
      Sr. Sub. Notes, Series D
      9.875% 11/15/07                                          500      366,250
    Hosiery Corp. of America, Inc.
      Sr. Sub. Notes
      13.750% 08/01/02                                         400      418,000
    Packaged Ice, Inc.
      144A Gtd. Sr. Notes
      9.750% 02/01/05                                          400      348,000
    The Scotts Co.
      144A Sr. Sub. Notes
      8.625% 01/15/09                                          250      235,625
    Werner Holdings Co., Inc.
      Gtd. Sr. Sub. Notes, Series A
      10.000% 11/15/07                                         250      243,125
    Worldtex, Inc.
      144A Sr. Notes
      9.625% 12/15/07                                          250      199,375
                                                                     ----------
                                                                      2,669,875
                                                                     ----------
ELECTRIC UTILITIES  (0.2%)
    Integrated Electric Services, Inc.
      144A Sr. Sub. Notes
      9.375% 02/01/09                                          250      215,000
                                                                     ----------
ELECTRONICS  (1.0%)
    Aavid Thermal Technologies, Inc.
      12.750% 02/01/07                                         250      248,750
    Ampex Corp. 144A Sr. Notes
      12.000% 03/15/03                                         250      246,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
ELECTRONICS  (cont'd)
    Elgar Holdings, Inc.
      144A Gtd. Sr. Notes
      9.875% 02/01/08                                       $  500   $  310,000
    Unisys Corporation
      Sr. Notes, Series B
      12.000% 04/15/03                                         400      426,000
                                                                     ----------
                                                                      1,231,000
                                                                     ----------
ENERGY  (3.4%)
    Abraxas Petroleum Corp.
      11.500% 11/01/04                                         350      311,500
    Bellwether Exploration Co.
      Gtd. Sr. Sub. Notes
      10.875% 04/01/07                                         250      219,687
    Cliffs Drilling Company
      Gtd. Sr. Notes, Series D
      10.250% 05/15/03                                         350      357,875
    CMS Energy Corp.
      Sr. Notes
      7.500% 01/15/09                                          250      228,437
    Frontier Oil Corp.
      Sr. Notes
      10.750% 07/15/08                                         500       55,000
      11.750% 11/15/09                                         500      445,000
    HS Resources, Inc.
      Sr. Sub. Notes
      9.250% 11/15/06                                          400      386,000
    Nuevo Energy Co.
      9.500% 06/01/08                                          250      242,500
    Plains Resources, Inc.
      144A Sr. Sub. Notes
        10.250% 03/15/06                                       250      245,000
      Gtd. Sr. Sub. Notes, Series B
        10.250% 03/15/06                                       250      245,000
    Pogo Producing Co.
      Sr. Sub. Notes, Cl. B
      8.750% 05/15/07                                          500      475,000
    Pride Petroleum Services, Inc.
      Sr. Notes
      9.375% 05/01/07                                          300      291,000
    Southwest Royalties, Inc.
      Gtd. Sr. Notes, Series B
      10.500% 10/15/04                                         300      171,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
ENERGY  (cont'd)
    The AES Corporation
      Senior Notes
      11.500% 12/15/06                                      $  400   $   96,000
      9.500% 06/01/09                                          250      246,875
    Wiser Oil Co.
      Gtd. Sr. Sub. Notes
      9.500% 05/15/07                                          250      200,000
                                                                     ----------
                                                                      4,215,874
                                                                     ----------
ENERGY SOURCES  (0.4%)
    Key Energy Services, Inc.
      Units 144A
      14.000% 01/15/09                                         500      548,750
                                                                     ----------
ENGINES  (0.2%)
    Interact Operating Co.
      14.000% 08/01/03                                         375      205,975
                                                                     ----------
ENTERTAINMENT  (2.3%)
    Ackerley Group, Inc.
      Sr. Sub. Notes
      9.000% 01/15/09                                          250      237,500
    AMC Entertainment, Inc.
      Sr. Sub. Notes
      9.500% 03/15/09                                          250      195,000
    American Skiing Co.
      Sr. Sub. Notes, Series B
      12.000% 07/15/06                                         400      344,000
    AMF Bowling Worldwide, Inc.
      Gtd. Sr. Discount Notes
        10.875% 03/15/06                                       350      162,750
      Gtd. Sr. Discount Notes,
        Series B
        12.250% 03/15/06(DAGGER)                               459      156,060
    Booth Creek Ski Holdings, Inc.
      Gtd. Sr. Notes, Series B
      12.500% 03/15/07                                         400      280,000
    Florida Panthers Holdings, Inc.
      144A Sr. Sub. Notes
      9.875% 04/15/09                                          250      236,250
    Imax Corp.
      Sr. Notes
      7.875% 12/01/05                                          250      233,125

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
ENTERTAINMENT  (cont'd)
    KSL Recreation Group, Inc.
      Sr. Sub. Notes
      10.250% 05/01/07                                      $  250   $  246,250
    Premier Parks Inc.
      Gtd. Sr. Notes
        9.750% 01/15/07                                        250      250,000
      Sr. Notes
        9.250% 04/01/06                                        250      235,312
    Regal Cinemas, Inc.
      144A Sr. Sub. Notes
      8.875% 12/15/10                                          500      310,000
                                                                     ----------
                                                                      2,886,247
                                                                     ----------
ENVIRONMENTAL SERVICES  (0.1%)
    First Wave Marine
      Sr. Notes
      11.000% 02/01/08                                         150      107,250
                                                                     ----------
FINANCIAL  (0.4%)
    Arcadia Financial, Ltd.
      Sr. Notes
      11.500% 03/15/07                                         200      210,000
    Polska Telefonica Cyfrowa
      International Finance II SA
      144A Co. Gtd.
      11.250% 12/01/09                                         250      244,062
                                                                     ----------
                                                                        454,062
                                                                     ----------
FINANCIAL SERVICES  (0.6%)
    Ameriserve Finance/Capital
      144A Secured
      12.000% 09/15/06                                         250      125,000
    Insight Midwest/Insight Capital
      144A Sr. Sub. Notes
      9.750% 10/01/09                                          350      353,500
    Oglebay Norton Co.
      144A Sr. Sub. Notes
      10.000% 02/01/09                                         250      235,000
                                                                     ----------
                                                                        713,500
                                                                     ----------
FOOD & BEVERAGE  (3.0%)
    Agrilink Foods, Inc.
      Sr. Sub. Notes
      11.875% 11/01/08                                         250      246,875

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
FOOD & BEVERAGE  (cont'd)
    Archibald Candy Corp.
      144A Gtd. Sr. Secured Notes
      10.250% 07/01/04                                      $  300    $ 288,000
    Carrols Corp.
      144A Sr. Sub. Notes
      9.500% 12/01/08                                          250      218,750
    Delta Beverage Group, Inc.
      Sr. Notes
      9.750% 12/15/03                                          250      247,500
    Eagle Family Foods, Inc.
      Sr. Sub. Notes
      8.750% 01/15/08                                          350      269,500
    Fleming Companies, Inc.
      Sr. Gtd. Sub. Notes, Series B
      10.500% 12/01/04                                         150      140,250
    International Home Foods, Inc.
      Gtd. Sr. Sub. Notes
      10.375% 11/01/06                                         250      253,750
    Luigino's, Inc.
      144A Sr. Sub. Notes
      10.000% 02/01/06                                         500      430,000
    Mrs. Fields' Holding Co. Inc.
      144A Units
      14.000% 12/01/05(DAGGER)                                 200      112,000
    Mrs. Fields' Original Cookies Inc.
      144A Gtd. Sr. Notes, Series A
        10.125% 12/01/04                                       250      202,500
      Gtd. Sr. Notes, Series B
        10.125% 12/01/04                                       150      121,500
    National Wine & Spirits Co.
      Gtd.
      10.125% 01/15/09                                         280      278,600
    New World Pasta Co.
      144A Sr. Sub. Notes
      9.250% 02/15/09                                          250      229,687
    Pantry, Inc.
      Sr. Sub. Notes
      10.250% 10/15/07                                         250      237,500
    Premium Standard Farm, Inc.
      Sr. Secured Notes
      11.000% 09/17/03                                         501      460,792
                                                                     ----------
                                                                      3,737,204
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
HEALTH  (0.7%)
    Triad Hospital Holdings, Inc.
      Sr. Sub. Notes
      11.000% 05/15/09                                      $  500    $ 515,000
    Unilab Finance Corp.
      144A Sr. Sub. Notes
      12.750% 10/01/09                                         400      408,000
                                                                     ----------
                                                                        923,000
                                                                     ----------
HEALTH CARE  (1.6%)
    Beverly Enterprises, Inc.
      Gtd. Sr. Notes
      9.000% 02/15/06                                          400      366,000
    Fountain View, Inc.
      Co. Gtd.
      11.250% 04/15/08                                         250      191,250
    Genesis Health Ventures, Inc.
      Sr. Sub. Notes
      9.875% 01/15/09                                          500       97,500
    InSight Health Services, Inc.
      Co. Gtd. Sr. Notes
      9.625% 06/15/08                                          400      370,000
    Oxford Health Plans, Inc.
      144A Sr. Notes
      11.000% 05/15/05                                         400      387,500
    Paracelsus Healthcare Corp.
      Sr. Sub. Notes
      10.000% 08/15/06(DAGGER)(DAGGER)                         250      125,000
    Quest Diagnostic, Inc.
      Sr. Sub. Notes
      10.750% 12/15/06                                         250      262,500
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      8.625% 01/15/07                                          250      240,313
                                                                     ----------
                                                                      2,040,063
                                                                     ----------
INDUSTRIAL GOODS & MATERIALS  (2.1%)
    Anchor Lamina, Inc./Anchor
      Lamina America, Inc.
      144A Sr. Sub. Notes
      9.875% 02/01/08                                          250      187,500
    Carrier1
      144A Sr. Notes, Series B
      13.250% 02/15/09                                         250      266,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
    Equinix, Inc.
      8.750% 03/15/04                                       $  500   $  435,000
      13.000% 12/01/07                                         450      464,625
    Golden Ocean Group Ltd.
      144A Gtd. Sr. Notes
      10.000% 08/31/01(DAGGER)(DAGGER)                         457       27,420
    Jordan Industries, Inc.
      Sr. Notes
      10.375% 08/01/07                                         250      246,250
    MMI Products, Inc.
      144A Sr. Sub. Notes, Series B
      11.250% 04/15/07                                         250      258,125
    Morris Materials Handling, Inc.
      144A Sr. Notes
      9.500% 04/01/08                                          250       50,000
    Motors & Gears, Inc.
      Sr. Notes, Series D
      10.750% 11/15/06                                         500      496,250
    Thermadyne Holdings Corp.
      Sr. Discount Debentures
      12.500% 06/01/08(DAGGER)                                 250      115,000
                                                                     ----------
                                                                      2,546,420
                                                                     ----------
LEISURE & ENTERTAINMENT  (0.4%)
    Hollywood Park, Inc.
      144A Sr. Sub. Notes
      9.250% 02/15/07                                          500      483,750
                                                                     ----------
MANUFACTURING  (0.2%)
    Holley Performance Products
      144A Sr. Notes
      12.250% 09/15/07                                         250      243,750
                                                                     ----------
METALS  (0.2%)
    Algoma Steel Inc.
      1st Mortgage Yankee Notes
      12.375% 07/15/05                                         250      248,125
                                                                     ----------
METALS & MINING  (1.9%)
    Bayou Steel Corp.
      Co. Gtd.
      9.500% 05/15/08                                          250      230,625
    Golden Northwest Aluminum
      First Mortgage Notes
      12.000% 12/15/06                                         400      419,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
METALS & MINING  (cont'd)
    Haynes International, Inc.
      Sr. Notes
      11.625% 09/01/04                                      $  250   $  137,500
    Ivaco, Inc.
      Yankee Sr. Notes
      11.500% 09/15/05                                         250      270,000
    Kaiser Aluminum and Chemical, Inc.
      144A Sr. Notes
      10.875% 10/15/06                                         250      247,500
    Metallurg, Inc.
      Sr. Notes
      11.000% 12/01/07                                         500      448,750
    Weirton Steel Corporation
      Sr. Notes
      11.375% 07/01/04                                         350      358,750
    WHX Corp.
      Sr. Exchange Notes
      10.500% 04/15/05                                         250      237,500
                                                                     ----------
                                                                      2,349,625
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES  (0.3%)
    Knoll, Inc.
      Sr. Sub. Notes
      10.875% 03/15/06                                         325      331,500
                                                                     ----------
PACKAGING & CONTAINERS  (0.5%)
    BPC Holding Corporation
      Sr. Secured Notes, Series B
      12.500% 06/15/06                                         426      400,440
    Crown Packaging Enterprises, Ltd.
      Yankee Sr. Secured Discount
      Notes
      14.000% 08/01/06(DAGGER)                                 775        7,750
    Stone Container Finance Co.
      Yankee Gtd. Sr. Notes
      11.500% 08/15/06                                         250      265,000
                                                                     ----------
                                                                        673,190
                                                                     ----------
PAPER & ALLIED PRODUCTS  (0.3%)
    Charter Communications Holdings
      10.250% 01/15/10                                         350      348,250
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
PAPER & FOREST PRODUCTS  (2.8%)
    Ainsworth Lumber Co. Ltd.
      Yankee Sr. Secured PIK Notes
      12.500% 07/15/07                                      $ 500   $  546,250
    Bear Island Paper Company, L.L.C./
      Bear Island Finance Company II
      Sr. Secured Notes, Series B
      10.000% 12/01/07                                        200      191,000
    Crown Paper Co.
      Sr. Sub. Notes
      11.000% 09/01/05                                        500      230,000
    Gaylord Container Corp.
      Sr. Notes
      9.375% 06/15/07                                         350      314,125
    MAXXAM Group Holdings, Inc.
      144A Sr. Secured Notes, Series B
      12.000% 08/01/03                                        400      370,000
    Printpack, Inc.
      Sr. Sub. Notes, Series B
      10.625% 08/15/06                                        450      435,375
    Repap New Brunswick
      Sr. Yankee Notes
      10.625% 04/15/05                                        500      465,000
    S.D. Warren Co.
      Sr. Sub. Notes
      12.000% 12/15/04                                        400      419,500
    Specialty Paperboard, Inc.
      144A Sr. Notes
      9.375% 10/15/06                                         250      242,500
    Tembec Industries, Inc.
      Sr. Co. Gtd.
      8.625% 06/30/09                                         250      241,250
                                                                     ---------
                                                                     3,455,000
                                                                     ---------
PHARMACEUTICALS  (0.4%)
    ICN Pharmaceutical, Inc.
      144A Sr. Notes
      8.750% 11/15/08                                         500      467,500
                                                                     ---------
PUBLISHING & INFORMATION SERVICES  (2.3%)
    American Media Operation
      144A Sr. Sub Notes
      10.250% 05/01/09                                        250      248,750

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
PUBLISHING & INFORMATION SERVICES  (cont'd)
    Gray Communications Systems
      Gtd. Sr. Sub. Notes
      10.625% 10/01/06                                      $  200   $  204,500
    Hollinger International Publishing
      Inc., Sr. Sub. Notes
      9.250% 03/15/07                                          250      236,875
    Liberty Group Publishing, Inc.
      Sr. Discount Debentures
      11.625% 02/01/09(DAGGER)                                 300      159,000
    Mail-Well, Inc.
      144A Sr. Sub. Notes
      8.750% 12/15/08                                          400      362,000
    Mentus Media Corp.
      144A Sr. Secured Notes
      12.000% 02/01/03                                         626      212,840
    Nebraska Book Co.
      144A Sr. Sub. Notes
      8.750% 02/15/08                                          250      207,500
    Phoenix Color Corp.
      144A Sr. Sub. Notes
      10.375% 02/01/09                                         250      240,625
    Sun Media Corp.
      Yankee Sr. Sub. Notes
      9.500% 02/15/07                                          194      187,695
      9.500% 05/15/07                                           65       62,888
    Tri-State Outdoor Media Group, Inc.
      144A Sr. Notes
      11.000% 05/15/08                                         500      487,500
    World Color Press, Inc.
      144A Sr. Sub. Notes
      8.375% 11/15/08                                          250      240,000
                                                                     ----------
                                                                      2,850,173
                                                                     ----------
REAL ESTATE  (0.7%)
    HMH Properties, Inc.
      Sr. Notes
      8.450% 12/01/08                                          300      270,000
    Host Marriot Hotel Properties
      Sr. Notes
      7.875% 08/01/05                                          400      362,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
REAL ESTATE  (cont'd)
    Intrawest Corp.
      Yankee Sr Notes
      9.750% 08/15/08                                       $  250   $  240,000
                                                                     ----------
                                                                        872,000
                                                                     ----------
RESTAURANTS, HOTELS & GAMING  (7.0%)
    AFC Enterprises
      Sr. Sub. Notes
      10.250% 05/15/07                                         400      398,000
    American Restaurant Group, Inc.
      144A Sr. Notes
      11.500% 02/15/03                                         300      237,000
    AmeriKing, Inc.
      Gtd. Sr. Notes
      10.750% 12/01/06                                         400      356,000
    Ameristar Casinos, Inc.
      Gtd. Sr. Sub. Notes, Series B
      10.500% 08/01/04                                         350      346,500
    Arogosy Gaming Co.
      144A Co. Gtd.
      10.750% 06/01/09                                         250      258,750
    CapStar Hotel Co.
      144A Sr. Sub. Notes
      8.750% 08/15/07                                          250      223,750
    Casino Magic of Louisiana Corp.
      Gtd. First Mortgage Notes,
      Series B
      13.000% 08/15/03                                         350      385,000
    Circus Circus Enterprise
      Sr. Sub. Notes
      9.250% 12/01/05                                          450      437,625
    Coast Hotels & Casino, Inc.
      144A Sr. Sub. Notes
      9.500% 04/01/09                                          250      235,000
    Hard Rock Hotel, Inc.
      144A Sr. Sub. Notes
      9.250% 04/01/05                                          500      411,250
    Harrahs Operating Co. Inc.
      Co. Gtd.
      7.875% 12/15/05                                          250      235,000
    Harvey Casino Resorts
      Sr. Sub. Notes
      10.625% 06/01/06                                         450      462,375

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
RESTAURANTS, HOTELS & GAMING  (cont'd)
    Horseshoe Gaming L.L.C.
      Gtd. Sr. Sub. Notes, Series B
      9.375% 06/15/07                                       $  400   $  390,000
    Isle of Capri Casinos
      144A Sr. Sub. Notes
      8.750% 04/15/09                                          250      222,188
    Jazz Casino Co., L.L.C.
      Sr. Sub. Notes
      5.927% 05/15/00                                          512      189,386
    Louisiana Casino Cruises, Inc.
      Secured 144A
      11.000% 12/01/05                                         500      515,000
    Majestic Star Casino Co.
      Gtd., Series B
      10.875% 07/01/06                                         400      388,000
    Mohegan Tribal Gaming Authority
      Sr. Sub. Notes
      8.750% 01/01/09                                          400      385,000
    Park Place Entertainment, Inc.
      144A Sr. Sub. Notes
      7.875% 12/15/05                                          250      233,750
    Peninsula Gaming L.L.C.
      144A Sr. Notes
      12.250% 07/01/06                                         250      245,625
    Players International, Inc.
      Sr. Notes
      10.875% 04/15/05                                         250      260,625
    Prime Hospitality Corp.
      Secured First Mortgage Notes
      9.250% 01/15/06                                          250      245,000
    Santa Fe Hotel, Inc.
      First Mortgage Notes
      11.000% 12/15/00                                         250      243,750
    Sbarro Inc.
      144A Sr. Notes
      11.000% 09/15/09                                         250      256,250
    Station Casinos, Inc.
      Sr. Sub. Notes
      10.125% 03/15/06                                         500      507,500
    Sun International Hotels Ltd.
      Yankee Gtd. Sr. Sub. Notes
      9.000% 03/15/07                                          400      377,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
RESTAURANTS, HOTELS & GAMING  (cont'd)
    Waterford Gaming L.L.C./Waterford
      Gaming Finance Corp.
      144A Sr. Notes
      9.500% 03/15/10                                       $  239   $  234,220
                                                                     ----------
                                                                      8,679,544
                                                                     ----------
RETAIL TRADE  (1.1%)
    Advance Holding Corp
      Sr. Discount Debentures, Series B
      12.875% 04/15/09(DAGGER)                                 500      260,000
    County Seat Stores, Inc.
      144A Units
      12.750% 11/01/04(DAGGER)(DAGGER)                         500        7,500
    Finlay Enterprises, Inc.
      Sr. Secured Debentures
      9.000% 05/01/08                                          250      226,250
    Jo-Ann Stores, Inc.
      144A Sr. Sub. Notes
      10.375% 05/01/07                                         250      213,750
    K Mart Corp.
      Debentures
      7.750% 10/01/12                                          250      229,848
    Pathmark Stores
      Sr. Sub Notes
      9.625% 05/01/03                                          350      248,500
    Pueblo Xtra International, Inc.
      Sr. Notes
      9.500% 08/01/03                                          400      180,000
                                                                     ----------
                                                                      1,365,848
                                                                     ----------
STEEL  (0.0%)
    Gulf States Steel, Inc.
      First Mortgage Notes
      13.500% 04/15/03(DAGGER)(DAGGER)                         200       30,000
                                                                     ----------
TELECOMMUNICATIONS  (19.0%)
    Airgate PCS Inc.
      Sr. Sub. Notes
      13.500% 10/01/09(DAGGER)                                 500      392,500
    AMSC Acquisition Company, Inc.
      Senior Notes, Series B
      12.250% 04/01/08                                         250      221,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Bresnan Communications Co.
      144A Sr. Discount Notes
        9.250% 02/01/09(DAGGER)                             $  500   $  356,250
      144A Sr. Notes
        8.000% 02/01/09                                        250      251,250
    Call-Net Enterprises, Inc.
      Sr. Discount Notes
        10.800% 05/15/09(DAGGER)                               450      216,000
      Yankee Sr. Notes
        9.375% 05/15/09                                        400      324,000
    Caprock Communications Corp.
      144A Sr. Notes
      11.500% 05/01/09                                         400      408,000
    Charter Communications Holdings
      L.L.C. 144A Sr. Discount Notes
      8.625% 04/01/09                                          250      229,375
      9.920% 04/01/11(DAGGER)                                  500      290,000
    Clearnet Communications, Inc.
      Sr. Discount Notes
      14.750% 12/15/05(DAGGER)                                 500      498,750
    Covad Communication Group, Inc.
      Sr. Notes 144A
      12.500% 02/15/09                                         250      260,000
    Dobson Sygnet Communications
      Sr. Notes
      12.250% 12/15/08                                         500      540,000
    DTI Holdings, Inc.
      144A Sr. Discount Notes
      12.500% 03/01/08(DAGGER)                                 600      294,000
    E Spire Communications
      Sr. Discount Notes
      13.000% 11/01/05(DAGGER)                                 550      387,750
    Echostar DBS Corp.
      Sr. Notes
      9.375% 02/01/09                                          250      246,250
    Focal Communications Corp.
      144A Sr. Discount Notes
      12.125% 02/15/08                                         550      371,250
    Global Crossing Holdings, Ltd.
      9.625% 05/15/08                                          350      341,250
    Globalstar L.P./Globalstar Capital
      Corp. 144A Sr. Notes
      10.750% 11/01/04                                         100       57,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Globix Corp.
      Sr Regulated Notes
      13.000% 05/01/05                                      $  350   $  373,188
    GST Equipment Funding
      144A Sr. Secured Exchange
      Notes
      13.250% 05/01/07(DAGGER)                                 250      251,250
    GST USA, Inc.
      Gtd. Sr. Discount Exchange Notes
      13.875% 12/15/05                                         500      340,000
    Hermes Europe Railtel
      BV Sr. Notes
      10.375% 01/15/09                                         250      233,750
    Hyperion Telecommunications, Inc.
      Sr. Discount Notes, Series B
        13.000% 04/15/03(DAGGER)                               500      460,000
      Sr. Notes, Series B
        12.250% 09/01/04                                       250      266,875
    ICG Holdings, Inc.
      Gtd. Senior Discount Notes
      11.625% 03/15/07(DAGGER)                                 300      202,500
    ICG Services, Inc.
      144A Sr. Discount Notes
      10.000% 02/15/08(DAGGER)                                 500      291,250
    Intelcom Group (U.S.A.), Inc.
      Gtd. Sr. Exchangeable Discount
      Notes
      12.500% 05/01/06(DAGGER)                                 550      451,000
    Intercel, Inc.
      Sr. Discount Notes
      12.000% 02/01/06(DAGGER)                                 500      454,375
    Intermedia Communications, Inc.
      Sr. Discount Notes
      11.250% 07/15/07(DAGGER)                               1,000      795,000
    International Cabletel, Inc.
      Sr. Notes
      11.500% 02/01/06(DAGGER)                                 415      389,063
    ITC Deltacom, Inc.
      144A Sr. Notes
      11.000% 06/01/07                                         163      168,705
    KMC Telecom Holdings, Inc.
      Sr. Discount Notes
      12.500% 02/15/08(DAGGER)                                 250      145,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Knology Hldgs., Inc.
      Sr. Discount Notes
      11.875% 10/15/07(DAGGER)                              $  550   $  360,250
    Level 3 Communications, Inc.
      Gtd. Sr. Sub. Notes
        8.500% 05/15/08                                        250      227,500
      Sr. Discount Notes
        10.500% 12/01/08(DAGGER)                               250      148,125
    Logix Communications Enterprises
      Sr. Notes
      12.250% 06/15/08                                         500      366,875
    McLeodUSA, Inc.
      144A Sr. Sub. Notes
        8.125% 02/15/09                                        250      224,375
      Sr. Discount Notes
        10.500% 03/01/07(DAGGER)                               350      281,750
      Sr. Notes
        9.250% 07/15/07                                        300      292,500
    MDC Communications Corp.
      Sr. Sub. Notes
      10.500% 12/01/06                                         400      395,000
    Metromedia Fiber Network, Inc.
      Sr. Notes, Series B
      10.000% 11/15/08                                         500      496,250
    MetroNet Communications Corp.
      Sr. Discount Notes
        10.750% 11/01/07(DAGGER)                               400      331,000
      Sr. Notes
        12.000% 08/15/07                                       400      460,000
    MJD Communications, Inc.
      Sr. Sub. Notes
      9.500% 05/01/08                                          250      238,750
    Nextel Partners, Inc.
      144A Sr. Discount Notes
      14.000% 02/01/09(DAGGER)                                 500      337,500
    Nextlink Communications, Inc.
      144A Sr. Notes
        10.750% 11/15/08                                       250      251,250
      Sr. Discount Notes
        9.450% 04/15/08(DAGGER)                                500      310,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Nextlink Communications, L.L.C./
      Nextlink Capital, Inc.
      Sr. Notes
      12.500% 04/15/06                                      $  250   $  266,250
    NTL, Inc.
      144A Sr. Notes
      10.000% 02/15/07                                         250      250,625
    Orbital Imaging Corp.
      144A Units
      11.625% 03/01/05                                         500      340,000
    Orion Network Systems, Inc.
      Gtd. Sr. Notes
      11.250% 01/15/07                                         300      237,000
    Pac-West Telecom, Inc.
      144A Sr. Notes
      13.500% 02/01/09                                         250      265,625
    Pagemart Nationwide, Inc.
      Sr. Discount Notes
      15.000% 04/01/00(DAGGER)                                 250      245,000
    Pegasus Communications Corp.
      Sr. Notes, Series B
      9.750% 12/01/06                                          250      243,750
    Price Comm Wireless, Inc.
      144A Sr. Sub. Notes
      11.750% 07/15/07                                         250      273,125
    Primus Telecommunications
      Group, Inc.
      144A Sr. Notes
      11.250% 01/15/09                                         350      330,750
    Qwest Communications
      International, Inc.
      Sr. Discount Notes
        9.470% 10/15/07(DAGGER)                                750      608,438
      Sr. Discount Notes, Series B
        8.290% 02/01/08(DAGGER)                                250      192,500
      Sr. Notes, Series B
        10.875% 04/01/07                                       130      143,975
    RCN Corp.
      Sr. Discount Notes, Series B
        9.800% 02/15/08(DAGGER)                                300      186,750
      Sr. Notes, Series B
        10.000% 10/15/07(DAGGER)                               400      373,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Rhythms Netconnections
      Sr. Discount Notes
      13.500% 05/15/08(DAGGER)                              $  600   $  324,000
    RSL Communications plc
      Yankee Co. Gtd.
      10.500% 11/15/08                                         400      358,000
    Salem Communications Corp.
      144A Co. Gtd., Series B
      9.500% 10/01/07                                          400      388,000
    Startec Global Communications, Inc.,
      Sr. Notes
      12.000% 05/15/08                                         400      339,500
    Telewest Communications plc
      Debentures
      9.625% 10/01/06                                          250      246,250
    Teligent Inc.
      Sr. Notes
      11.500% 12/01/07                                         250      241,875
    Time Warner Telecom L.L.C./Time
      Warner Telecom Inc.
      Sr. Notes
      9.750% 07/15/08                                          500      503,125
    United Pan - Europe Comm
      Industries 144A Sr. Notes
      10.875% 11/01/07                                         350      353,500
    US Unwired Inc.
      144A Sr. Discount Notes
      13.375% 11/01/09(DAGGER)                                 500      290,000
    Viatel, Inc.
      Sr. Discount Notes
      12.500% 04/15/08(DAGGER)                                 600      360,000
    Williams Communications
      Group, Inc.
      Sr. Notes
      10.700% 10/01/07                                         500      515,000
    WinStar Communications, Inc.
      Sr. Discount Notes
      14.000% 10/15/05(DAGGER)                                 500      507,500
                                                                     ----------
                                                                     23,611,994
                                                                     ----------
TELEPHONE  (0.3%)
    Flooring America, Inc.
      9.250% 10/15/07                                          500      397,500
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TEXTILES & APPAREL  (0.9%)
    Advanced Glass Fiber Yarns
      Sr. Sub. Notes 144A
      9.875% 01/15/09                                       $  250   $  230,625
    Bgf Industries, Inc.
      Sr. Sub. Notes 144A
      10.250% 01/15/09                                         250      231,250
    Phillips Van-Heusen Corp.
      Sr. Sub. Notes
      9.500% 05/01/08                                          250      231,250
    William Carter Company
      Sr. Sub. Notes, Series A
      10.375% 12/01/06                                         450      397,125
                                                                     ----------
                                                                      1,090,250
                                                                     ----------
TRANSPORT  (3.3%)
    Complete Europe NV Unit
      14.000% 02/15/09(DAGGER)                               1,000      650,000
    Dolphin Telecom PLC
      144A Sr. Discount Notes
      14.000% 05/15/09(DAGGER)                                 500      203,750
    Exodus Communications, Inc.
      144A Senior Notes
      10.750% 12/15/09                                         450      457,875
    Gt Group Telecommunications
      13.250% 02/01/10(DAGGER)                                 500      296,875
    Metricom Financial
      13.000% 02/15/10                                         300      254,250
    Metromedia International 144A
      10.500% 09/30/07                                       1,761      827,526
    Norampac, Inc.
      9.500% 02/01/08                                          250      248,750
    PageMart Wireless, Inc.
      Senior Subordinated Discount
      Exchange Notes
      15.000% 02/01/08(DAGGER)                                 250      131,250
    Triton PCS, Inc.
      Senior Subordinated Discount
      Notes, Company Guaranteed
      11.000% 05/01/08(DAGGER)                                 500      361,250
    Viatel, Inc.
      11.500% 03/15/09                                         172      162,925
    Voicestream Wireless Holding
      10.375% 11/15/09                                         500      518,750
                                                                     ----------
                                                                      4,113,201
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                            ------   ----------
CORPORATE BONDS  (CONT'D)
TRANSPORTATION  (1.0%)
    AirTran Airlines, Inc.
      Secured Notes
      10.500% 04/15/01                                      $  250   $  243,750
    Atlantic Express Transportation Corp.
      Gtd. Sr. Secured Notes
      10.750% 02/01/04                                         250      242,500
    Canadian Airlines Corp.
      Yankee Sr. Notes
      12.250% 08/01/06(DAGGER)(DAGGER)                         250      125,000
    Kitty Hawk, Inc.
      Sr. Notes
      9.950% 11/15/04                                          250      246,875
    Pegasus Shipping (Hellas) Ltd.
      144A Gtd. First Preferred
      Mortgage Notes, Series A
      11.875% 11/15/04(DAGGER)(DAGGER)                         500      195,000
    Trans World Airlines
      Sr. Notes
      11.375% 03/01/06                                         500      185,000
                                                                     ----------
                                                                      1,238,125
                                                                     ----------
WASTE MANAGEMENT  (0.5%)
    Allied Waste North America,
      Series B (Ba2, BB)
      7.875% 01/01/09                                          250      211,250
    Waste Systems International, Inc.
      144A Conv. Sub. Notes
      7.000% 05/13/05                                          400      350,000
                                                                     ----------
                                                                        561,250
                                                                     ----------
TOTAL CORPORATE BONDS (Cost $112,176,932)                          $ 99,949,823
                                                                     ----------
ASSET BACKED SECURITY  (0.4%)
    Airplanes Pass Through Trust
      Series 1, Class D
      10.875% 03/15/19                                      $  594   $  540,667
      (Cost $594,120)                                                ----------

                                                            NUMBER
                                                              OF
                                                            SHARES
                                                            ------
RIGHTS & WARRANTS  (2.7%)
BROADCASTING  (0.0%)
    Australis Holdings Pty. Ltd. strike
      $0.01 expires Oct. 2001                                  294   $        3
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES     VALUE
                                                            ------     -----
RIGHTS & WARRANTS  (CONT'D)
CABLE  (0.7%)
    DIVA Systems Corp.(DAGGER)(DAGGER)(DAGGER) strike
      $0.01 expires May 2006                                 2,250   $  818,100
    DIVA Systems Corp.(DAGGER)(DAGGER)(DAGGER) strike
      $0.01 expires March 2008                               7,581       90,972
                                                                     ----------
                                                                        909,072
                                                                     ----------
CHEMICALS  (1.1%)
    Uniroyal Technology Corp.
      strike $4.375 expires June 2003                       23,500    1,304,250
                                                                     ----------
CONSTRUCTION & BUILDING MATERIALS  (0.0%)
    Capital Pacific Holdings Group, Inc.                    12,640          126
                                                                     ----------
ELECTRONICS  (0.0%)
    Interact Electronic Marketing, Inc.
      strike $0.01 expires Dec. 2009                           700            7
                                                                     ----------
ENERGY  (0.1%)
    Abraxas Petroleum Corp.
      expires Nov. 2004                                     29,809          298
    Key Energy Services, Inc. strike
      $4.88 expires Jan. 2009                                  750       45,000
    Metricom, Inc. strike $87.00
      expires Feb. 2010                                        300       42,000
                                                                     ----------
                                                                         87,298
                                                                     ----------
INDUSTRIAL GOODS & MATERIALS  (0.0%)
    Golden Ocean Group, Ltd.
      strike $46.20 expires Aug. 2001                          438            0
                                                                     ----------
PUBLISHING & INFORMATION SERVICES  (0.0%)
    InterAct Systems, Inc.(DAGGER)(DAGGER)(DAGGER)
      strike $0.01 expires Aug. 2003                           700       17,500
    Mentus Media Corp. 144A strike
      $0.01 expires Feb. 2008                                1,391           14
    Source Media, Inc. strike $0.01
      expires Nov. 2007                                      5,587       44,700
                                                                     ----------
                                                                         62,214
                                                                     ----------
TELECOMMUNICATIONS  (0.8%)
    Airgate Pcs, Inc. strike $0.01
      expires Oct. 2009                                        500       10,000
    American Mobile Satellite
      Corporation strike $12.28
      expires April 2008                                       500       40,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES     VALUE
                                                            ------     -----
RIGHTS & WARRANTS  (CONT'D)
TELECOMMUNICATIONS  (cont'd)
    Ampex Corp. 144A strike $2.25
      expires March 2003                                    17,000    $  27,625
    Carrier1 International strike $2.00
      expires Feb. 2009                                        500      400,000
    Completel Holdings Class B 144A                         10,000      200,000
    DTI Holdings, Inc. 144A strike
      $0.01 expires March 2008                               3,000           30
    KMC Telecom Holdings, Inc.
      strike $0.22 expires April 2008                          500       12,500
    McCaw International Ltd. strike
      $36.45 expires April 2007                                500        1,250
    Orbital Imaging Corp. strike
      $1.00 expires March 2005                                 500       15,000
    PLD Telekom, Inc. strike
      $1.00 expires June 2004                                1,010        4,040
    PLD Telekom, Inc. strike
      $10.86 expires March 2003                                230        1,038
    PLD Telekom, Inc. strike $10.86
      expires March 2003                                     1,010        8,476
    Primestar, Inc. General Motors Cl.
      H Stock Appreciation Rts strike
      $47.00 expires May 2000                                3,828      286,281
    Startec Global Communications
      strike $24.20 expires May 2008                           400          720
                                                                     ----------
                                                                      1,006,960
                                                                     ----------
TOTAL RIGHTS & WARRANTS (Cost $438,305)                              $3,369,930
                                                                     ----------
COMMON STOCKS  (4.0%)
COMPUTERS, SOFTWARE & SERVICES  (1.0%)
    Globix Corp.                                             8,448   $  442,992
    Verio, Inc.                                              9,858      739,966
                                                                     ----------
                                                                      1,182,958
                                                                     ----------
CONSUMER PRODUCTS  (0.0%)
    Coinstar, Inc.                                           3,671       51,394
                                                                     ----------
ENERGY  (1.3%)
    Abraxas Petroleum Corp.                                 29,809       40,987
    Weatherford International, Inc.                         15,162      682,290
    Metretek Technologies, Inc.                                150      871,200
                                                                     ----------
                                                                      1,594,477
                                                                     ----------
PACKAGING & CONTAINERS  (0.0%)
    Crown Packaging Enterprises, Ltd.                      100,847        1,008
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES     VALUE
                                                            ------     -----
COMMON STOCKS  (CONT'D)
TELECOMMUNICATIONS  (1.7%)
    Advanced Radio Telecom Corp.                            10,117   $  386,975
    AT&T Canada, Inc.                                        1,370       79,506
    E Spire Communications, Inc.                            21,253      265,663
    Globalstar Telecommunications, Ltd.                      1,651       47,071
    Intermedia Communications, Inc.                          3,097      196,093
    Loral Space and Communications Ltd.                        181        2,726
    Microcell Telecommunications, Inc.                       3,436      158,056
    Price Communications Corp.                              40,268      961,399
                                                                     ----------
                                                                      2,097,489
                                                                     ----------
TOTAL COMMON STOCKS (Cost $1,640,920)                                $4,927,326
                                                                     ----------
PREFERRED STOCKS  (3.8%)
AEROSPACE/DEFENSE  (0.7%)
    GPA Group plc Convertible
      Cumulative Second Preference
      Shares 7.00%                                       1,750,000   $  840,000
                                                                     ----------
CABLE  (0.1%)
    DIVA Systems Corporation,
      Series C                                              11,890       95,120
                                                                     ----------
CELLULAR/WIRELESS COMMUNICATIONS  (0.3%)
    Rural Cellular Corp. 144A PIK
      11.375%                                                3,013      297,563
                                                                     ----------
ELECTRONICS  (0.2%)
    Interact Electronic Marketing,
      Inc. 14.00%                                              700      178,500
                                                                     ----------
INDUSTRIAL  (0.3%)
    International Utility Structures,
      Inc. 13.00%                                              960       79,920
    International Utility Structures, Inc.,
      Units 13.00%                                           3,500      312,813
                                                                     ----------
                                                                        392,733
                                                                     ----------
MISCELLANEOUS  (0.0%)
    Peninsula Gaming LLC                                     1,760       10,563
                                                                     ----------
PUBLISHING & INFORMATION SERVICES  (0.2%)
    Source Media, Inc., 144A PIK
      13.50%                                                13,484      296,653
                                                                     ----------
RESTAURANTS, HOTELS & GAMING  (0.1%)
    AmeriKing, Inc., 13.00% Cum.
      Exchangeable                                           7,329      146,583
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                            NUMBER
                                                              OF
                                                            SHARES     VALUE
                                                            ------     -----
PREFERRED STOCKS  (CONT'D)
TELECOMMUNICATIONS  (1.9%)
    Adelphia Business Solutions, Inc.
      12.875% Pfd., Series B                                     8 $      7,761
    Classic Communications, Inc.                             3,000       50,010
    E.Spire Communications, Inc.
      Jr. PIK 12.75%                                         1,277      453,501
    Intermedia Communications, Inc.
      144A 7.00% Jr. Convertible,
      Series E                                              20,000    1,045,000
    Nextel Communications, Inc.
      13.00% Exchangeable,
      Series D PIK                                             338      362,505
    NEXTLINK Communications, Inc.
      144A 14.00% Sr. Exchangeable
      PIK                                                    9,065      478,179
                                                                   ------------
                                                                      2,396,956
                                                                   ------------
TOTAL PREFERRED STOCKS (Cost $4,042,955)                           $  4,654,671
                                                                   ------------

                                                              PAR
                                                             (000)
                                                            ------
SHORT-TERM INVESTMENT  (0.6%)
    BBH Grand Cayman U.S. Dollar Time Deposit
      4.950% 03/01/00                                       $  812 $    812,000
                                                                   ------------
      (Cost $812,000)

TOTAL INVESTMENTS  (92.1%) (Cost $119,705,232*)                    $114,254,417

OTHER ASSETS IN EXCESS OF LIABILITIES  (7.9%)                      $  9,829,394
                                                                   ------------
TOTAL NET ASSETS  (100.0%)                                         $124,083,811
                                                                   ============

   * Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation                                         $ 10,548,946
        Gross Depreciation                                          (15,999,761)
                                                                   ------------
        Net Depreciation                                           $ (5,450,815)
                                                                   ============
   (DAGGER) Step Bond-- The interest rate as of February 29, 2000 is 0% and will reset to interest rate shown at a future date.
   (DAGGER)(DAGGER) Security in default.
   (DAGGER)(DAGGER)(DAGGER)  Illiquid Security.

                            INVESTMENT ABBREVIATIONS
                               PIK = Pay In Kind

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----   ----------
MUNICIPAL BONDS  (91.1%)
CALIFORNIA  (15.3%)
    California State GO
      6.300% 09/11/11                                         $670   $  733,650
      5.125% 10/01/17                                          825      760,031
    Los Angeles CA, Department of
      Water & Power Water RB
      4.500% 05/15/23                                          705      568,406
    San Diego CA Convention Center
      Expansion Financing Authority,
      Series A
      4.750% 04/01/28                                          535      436,025
                                                                     ----------
                                                                      2,498,112
                                                                     ----------
COLORADO  (3.8%)
    Colorado Springs CO,
      Utility RB
      5.875% 11/15/17                                          595      612,850
                                                                     ----------
FLORIDA  (3.8%)
    Tallahassee FL, Electric RB,
      First Lien
      6.100% 10/01/06                                          600      621,000
                                                                     ----------
ILLINOIS  (5.1%)
    Chicago Illinois GO,
      Series 1993
      5.250% 01/01/18                                          200      182,000
    Illinois State Sales Tax RB,
      Series Q
      5.750% 06/15/14                                          650      650,812
                                                                     ----------
                                                                        832,812
                                                                     ----------
INDIANA  (0.2%)
    Indianapolis IN, Public
      Improvement Board RB
      6.000% 01/10/03                                           25       25,125
                                                                     ----------
LOUISIANA  (4.2%)
    New Orleans LA, Home Mortgage
      Authority SOB
      6.250% 01/15/11                                          635      678,656
                                                                     ----------
MARYLAND  (5.8%)
    Maryland State Transportation
      Authority Project RB
      6.800% 07/01/16                                          850      944,562
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----   ----------
MUNICIPAL BONDS  (CONT'D)
MASSACHUSETTS  (3.6%)
    Massachusetts State Water
      Resources Authority RB,
      Series B
      5.000% 12/01/25                                         $660   $  564,300
    Massachusetts State Water
      Resources Authority, General
      RB, Series 92A
      6.500% 07/15/19                                           20       21,400
                                                                     ----------
                                                                        585,700
                                                                     ----------
NEW YORK  (35.3%)
    Metropolitan Transit Authority
      Commuter Facilities RB,
      Series A
      5.000% 07/01/23                                          600      510,750
    New York State Dormitory
      Authority RB (Elizabeth Church
      Manor Nursing Home)
      5.400% 08/01/23                                           50       45,500
    New York State Dormitory
      Authority RB (Episcopal Health
      Services)
      7.550% 08/01/29                                          435      444,244
    New York State Dormitory
      Authority RB (Judicial Facilities
      Lease)
      7.375% 07/01/16                                           40       45,900
    New York State Dormitory
      Authority RB (Park Ridge
      Housing Inc. Project)
      7.850% 02/01/29                                          530      537,277
    New York State Local Government
      Assistance Corp. RB,
      Series B
      4.875% 04/01/20                                          580      491,550
    New York State Power Authority
      General Purpose RB,
      Series R
      7.000% 01/01/10                                          360      407,700
    New York State Throughway
      Authority General RB,
      Series B
      5.000% 01/01/20                                           30       26,175

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----   ----------
MUNICIPAL BONDS  (CONT'D)
    New York, NY Municipal Water
      Finance Authority Water &
      Sewer System RB,
      Series B
      5.125% 06/15/30                                         $295   $  252,225
    New York, NY Municipal Water
      Finance Authority Water &
      Sewer System RB,
      Series D
      4.875% 06/15/21                                          400      339,000
    New York, NY Prerefunded GO,
      Series D
      8.000% 08/01/01                                          605      642,056
      6.000% 02/15/05                                            5        5,256
    New York, NY Prerefunded GO,
      Series H
      7.200% 02/01/02                                          530      561,137
    New York, NY Transitional
      Finance Authority RB
      (Future Tax Secured), Series B
      4.750% 11/15/14                                           35       31,106
    New York, NY Unrefunded Balance
      GO, Series D
      8.000% 08/01/03                                           45       47,644
      6.000% 02/15/25                                           10        9,800
    New York, NY Unrefunded Balance
      GO, Series H
      7.200% 02/01/13                                           70       73,587
    Suffolk County NY Water Authority,
      Waterworks RB, Series V
      6.750% 06/01/12                                          580      640,175
    Triborough Bridge and Tunnel
      Authority, NY General Purpose
      RB, Series A
      5.200% 01/01/20                                          730      652,438
                                                                     ----------
                                                                      5,763,520
                                                                     ----------
PUERTO RICO  (4.5%)
    Commonwealth of Puerto Rico GO
      5.400% 07/01/07                                          730      742,775
                                                                     ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----  -----------
MUNICIPAL BONDS  (CONT'D)
SOUTH DAKOTA  (0.1%)
    Heartland Consumers Power
      District, SD Electric RB
      6.375% 01/01/16                                         $ 20  $    21,175
                                                                    -----------
TENNESSEE  (0.1%)
    Metropolitan Government of
      Nashville and Davidson County,
      TN Water and Sewer RB
      Series A
      4.750% 01/01/22                                           30       24,863
                                                                    -----------
VIRGINIA  (4.4%)
    Fairfax County, VA  Redevelopment
      & Housing Authority (Island
      Walk Proj.), Mortgage RB
      7.100% 04/01/19                                          630      715,050
                                                                    -----------
WASHINGTON  (4.9%)
    King County, WA GO, Series A
      6.200% 01/01/24                                           40       42,400
    Seattle, WA Municipal Light &
      Power RB
      5.125% 07/01/22                                          100       87,250
    Seattle, WA Water System RB
      5.250% 12/01/23                                          735      663,338
                                                                    -----------
                                                                        792,988
                                                                    -----------
TOTAL MUNICIPAL BONDS (Cost $14,921,226)                            $14,859,188
                                                                    -----------
CORPORATE BONDS  (6.2%)
BANKING  (1.9%)
    Bay View Capital Corp.
      Sub. Notes
      9.125% 08/15/07                                         $ 65  $    53,625
    Export-Import Bank of Korea,
      Global Bonds
      6.500% 02/10/02                                           25       24,375
    Export-Import Bank of Korea,
      Yankee Notes
      6.500% 05/15/00                                           50       49,938
    First Republic Bank Sub. Notes
      7.750% 09/15/12                                           25       21,063
    Fuji Finance (Cayman), Ltd.
      Perpetual Sub. Notes
      7.113% 08/08/00(DAGGER)(DAGGER)/(DAGGER)(DAGGER)(DAGGER) 120      115,200

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----   ----------
CORPORATE BONDS  (CONT'D)
BANKING  (cont'd)
    Fuji JGB Investment L.L.C.,
      Noncumulative Preferred
      Securities, Series A
      9.870% 06/30/00(DAGGER)(DAGGER)                         $ 45   $   45,225
                                                                     ----------
                                                                        309,426
                                                                     ----------
BROADCASTING  (0.7%)
    Fox/Liberty Networks L.L.C.,
      Registered Sr. Notes
      8.875% 08/15/07                                          105      106,575
                                                                     ----------
CABLE  (0.1%)
    CSC Holdings Inc.,
      Sr. Notes
      7.250% 07/15/08                                           20       18,800
                                                                     ----------
RETAIL  (0.7%)
    K Mart Corp. Notes
      7.950% 02/01/23                                           25       20,969
    K Mart Corp. Pass Through
      Certificates, Series 1995
      Class K3
      8.540% 01/02/15                                          103       99,064
                                                                     ----------
                                                                        120,033
                                                                     ----------
TELECOMMUNICATIONS  (0.7%)
    Nextlink Communications
      144A Senior Notes
      10.500% 12/01/09                                          40       40,000
    Voicestream Wireless Holding,
      Series 144A
      10.375% 11/15/09(DAGGER)                                  60       37,800
      10.375% 11/15/09                                          40       41,500
                                                                     ----------
                                                                        119,300
                                                                     ----------
TRANSPORTATION  (1.1%)
    Northwest Airlines, Inc.,
      Gtd. Notes
      7.625% 03/15/05                                          200      178,000
                                                                     ----------
UTILITIES  (1.0%)
    Connecticut Light and Power Co.
      First Mortgage Bonds,
      Series C
        7.750% 06/01/02                                         85       84,575
      Series D
        7.875% 10/01/24                                         10       10,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONCLUDED)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              PAR
                                                             (000)     VALUE
                                                             -----  -----------
CORPORATE BONDS -- (CONT'D)
UTILITIES  (cont'd)
    North Atlantic Energy Corp.,
      Secured First Mortgage Notes,
      Series A
      9.050% 06/01/02                                         $ 69  $    68,914
                                                                    -----------
                                                                        163,489
                                                                    -----------
TOTAL CORPORATE BONDS (Cost $1,039,196)                             $ 1,015,623
                                                                    -----------
U.S. TREASURY OBLIGATIONS  (0.7%)
    U.S. Treasury Bonds
      8.000% 11/15/21                                         $ 65  $    76,843
    U.S. Treasury Notes
      6.500% 02/15/10                                           30       30,195
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,276)                     $   107,038
                                                                    -----------
SHORT TERM INVESTMENT  (0.6%)
    BBH Grand Cayman U.S. Dollar
      Time Deposit
      4.950% 03/01/00                                         $106  $   106,000
                                                                    -----------
      (Cost $106,000)

TOTAL INVESTMENTS (98.6%) (Cost $16,169,698*)                       $16,087,849

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                        $   224,582
                                                                    -----------
TOTAL NET ASSETS (100.0%)                                           $16,312,431
                                                                    ===========

   * Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation                                            $ 500,503
        Gross Depreciation                                             (582,352)
                                                                      ---------
        Net Depreciation                                              $ (81,849)
                                                                      =========

   (DAGGER) Step Bond -- The  interest  rate as of  February  29, 2000 is 0% and will  reset to  interest  rate  shown at a  future  date.
   (DAGGER)(DAGGER) Variable Rate Obligation -- The rate shown is the rate as of
     February 29, 2000.
   (DAGGER)(DAGGER)(DAGGER) Securities have no stated maturity date.

                            INVESTMENT ABBREVIATIONS
                                  GO = General Obligations
                                  RB = Revenue Bond
                                 SOB = Special Obligations Bond

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUND
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                    HIGH YIELD      MUNICIPAL
                                                                       FUND         BOND FUND
                                                                   ------------    ------------
ASSETS
  Investments, at value (cost - $119,705,232 and
    $16,169,698, respectively)                                     $114,254,417    $16,087,849
  Cash                                                                   34,507            270
  Receivable for investments sold                                     2,783,357             --
  Receivable for Fund shares sold                                     4,721,555             --
  Receivable from investment adviser                                         --          3,623
  Dividends and interest receivable                                   2,340,076        232,470
  Prepaid expenses and other assets                                      52,482         13,040
                                                                   ------------    -----------
    Total Assets                                                    124,186,394     16,337,252
                                                                   ------------    -----------
LIABILITIES
  Advisory fee payable                                                   26,461             --
  Distribution fee payable (Common shares)                                5,319             43
  Accrued expenses payable                                               70,803         24,778
                                                                   ------------    -----------
    Total Liabilities                                                   102,583         24,821
                                                                   ------------    -----------
NET ASSETS
  Capital stock, $0.001 par value                                         8,016          1,173
  Paid-in capital                                                   145,021,756     16,380,665
  Undistributed net investment income                                 1,870,259         72,919
  Accumulated net realized loss from investments                    (17,365,405)      (153,639)
  Net unrealized appreciation/(depreciation) on
    investments                                                      (5,450,815)        11,313
                                                                   ------------    -----------
    Net Assets                                                     $124,083,811    $16,312,431
                                                                   ============    ===========
INSTITUTIONAL SHARES
  Net assets                                                       $ 90,944,631    $16,095,264
                                                                   ------------    -----------
  Shares outstanding                                                  5,882,641      1,158,400
                                                                   ------------    -----------
  Net asset value, offering price and redemption price
    per share                                                      $      15.46    $     13.89
                                                                   ============    ===========
COMMON SHARES
  Net assets                                                       $ 33,139,180    $   217,167
                                                                   ------------    -----------
  Shares outstanding                                                  2,133,772         15,627
                                                                   ------------    -----------
  Net asset value, offering price and redemption price
    per share                                                      $      15.53    $     13.90
                                                                   ============    ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUND
STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                         HIGH YIELD    MUNICIPAL
                                                            FUND       BOND FUND
                                                         ----------    ---------

INVESTMENT INCOME
  Dividends                                              $  140,784   $   5,663
  Interest                                                6,266,891     529,766
                                                         ----------   ---------
    Total Investment Income                               6,407,675     535,429
                                                         ----------   ---------
EXPENSES
  Investment advisory fees                                  439,704      63,916
  Administration fees                                        85,185      18,703
  Registration fees                                          49,361      18,002
  Distribution fees                                          33,331         273
  Printing fees                                              29,646      10,227
  Transfer agent fees                                        25,772       8,867
  Custodian fees                                             22,216      13,792
  Legal fees                                                 16,197       2,989
  Audit fees                                                 12,440       6,597
  Directors fees                                              5,246       5,276
  Interest expense                                              990         679
  Insurance expense                                             402         117
  Miscellaneous fees                                         20,132       5,387
                                                         ----------   ---------
                                                            740,622     154,825
  Less fees waived and reimbursed                          (268,176)    (62,898)
                                                         ----------   ---------
    Total Expenses                                          472,446      91,927
                                                         ----------   ---------
  Net Investment Income                                   5,935,229     443,502
                                                         ----------   ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
    Net realized gain/(loss) from security transactions     257,858   $(124,385)
    Net change in unrealized appreciation/(depreciation)
       from Investments                                   1,102,289    (336,896)
                                                         ----------   ---------
    Net Gain/(Loss) on Investments                        1,360,147    (461,281)
                                                         ----------   ---------
    Net Increase/(Decrease) In Net Assets Resulting
       From Operations                                   $7,295,376   $ (17,779)
                                                         ==========   =========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  HIGH YIELD FUND                   MUNICIPAL BOND FUND
                                      -----------------------------------   -----------------------------------
                                      FOR THE SIX MONTHS   FOR THE YEAR     FOR THE SIX MONTHS    FOR THE YEAR
                                         ENDED                  ENDED              ENDED            ENDED
                                      FEBRUARY 29, 2000   AUGUST 31, 1999   FEBRUARY 29, 2000   AUGUST 31, 1999
                                      ------------------  ---------------   ------------------  ---------------
                                          (UNAUDITED)                           (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                 $  5,935,229       $ 11,684,546         $   443,502       $ 1,030,410
  Net gain/(loss) on investments           1,360,147         (9,152,286)           (461,281)         (944,193)
                                        ------------       ------------         -----------       -----------
  Net increase/(decrease) in
    net assets resulting from
    operations.                            7,295,376          2,532,260             (17,779)           86,217
                                        ------------       ------------         -----------       -----------
  Dividends and Distributions to
    shareholders:
  From net investment income:
    Institutional shares                  (5,522,389)        (8,940,115)           (478,614)       (1,031,337)
    Common shares                         (1,347,004)        (1,873,396)             (5,498)           (4,114)
  From net realized capital gains:
    Institutional shares                          --                 --             (27,430)         (320,024)
    Common shares                                 --                 --                (376)              (14)
                                        ------------       ------------         -----------       -----------
  Total distributions to shareholders     (6,869,393)       (10,813,511)           (511,918)       (1,355,489)
                                        ------------       ------------         -----------       -----------
  Net capital share transactions          (5,495,081)        42,820,448          (5,792,072)        1,674,840
                                        ------------       ------------         -----------       -----------
  Total increase/(decrease)
    in net assets                         (5,069,098)        34,539,197          (6,321,769)          405,568
NET ASSETS:
  Beginning of period                    129,152,909         94,613,712          22,634,200        22,228,632
                                         -----------       ------------         -----------       -----------
  End of period                         $124,083,811       $129,152,909         $16,312,431       $22,634,200
                                        ============       ============         ===========       ===========
  Undistributed net investment
    income                              $  1,870,259       $  2,804,423         $    72,919       $   113,529
                                        ============       ============         ===========       ===========

                 See Accompanying Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WARBURG PINCUS FUNDS
HIGH YIELD FUND FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                                             INSTITUTIONAL
                                              --------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED
                                              FEBRUARY 29,        FOR THE YEAR ENDED AUGUST 31,
                                                  2000        ----------------------------------------------------
                                               (UNAUDITED)      1999       1998       1997       1996       1995
                                              ------------    -------    -------    -------    -------    --------
Net asset value, beginning of period             $ 15.32      $ 16.60    $ 17.08    $ 16.09    $ 15.72    $  15.94
                                                 -------      -------    -------    -------    -------    --------
  Income from investment operations
  Net investment income                             0.71(DAGGER) 1.42       1.43       1.37       1.47        1.42
  Net gain/(loss) on investments
    (both realized and unrealized)                  0.22        (1.33)     (0.49)      0.96       0.40       (0.30)
                                                 -------      -------    -------    -------    -------    --------
    Total from investment operations                0.93         0.09       0.94       2.33       1.87        1.12
                                                 -------      -------    -------    -------    -------    --------
  Dividends from net investment income             (0.79)       (1.37)     (1.42)     (1.34)     (1.50)      (1.34)
                                                 -------      -------    -------    -------    -------    --------
Net asset value, end of period                   $ 15.46      $ 15.32    $ 16.60    $ 17.08    $ 16.09    $  15.72
                                                 =======      =======    =======    =======    =======    ========
Total return                                     6.37%(c)       0.67%      5.48%     15.17%     12.42%     7.79%(d)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)       $90,945      $95,129    $94,044    $92,630    $75,849    $153,621
  Ratio of expenses to average net assets     0.70%(a)(b)     0.69%(a)   0.70%(a)   0.70%(a)   0.88%(a)    1.00%(a)
  Ratio of net investment income to
    average net assets                           9.50%(b)       9.10%      8.12%      8.44%      8.92%       9.37%
  Fund turnover rate                               15%(c)         40%        60%        84%       143%         70%

                                                                          COMMON
                                              ------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED    FOR THE YEAR ENDED     FOR THE PERIOD
                                              FEBRUARY 29,        AUGUST 31,       NOVEMBER 1, 1996*
                                                  2000       -------------------      to August 31,
                                               (UNAUDITED)     1999        1998           1997
                                              ------------   -------      ------   -----------------
Net asset value, beginning of period             $ 15.38     $ 16.62      $17.08         $16.21
                                                 -------     -------      ------         ------
  Income from investment operations
  Net investment income                             0.69(DAGGER)1.39(DAGGER)1.36           0.93
  Net gain/(loss) on investments
    (both realized and unrealized)                  0.22       (1.34)      (0.45)          0.87
                                                 -------     -------      ------         ------
    Total from investment operations                0.91        0.05        0.91           1.80
                                                 -------     -------      ------         ------
  Dividends from net investment income             (0.76)      (1.29)      (1.37)         (0.93)
                                                 -------     -------      ------         ------
Net asset value, end of period                   $ 15.53     $ 15.38      $16.62         $17.08
                                                 =======     =======      ======         ======
Total return                                     6.23%(c)      0.39%       5.27%       11.49%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)       $33,139     $34,024      $  570         $   86
  Ratio of expenses to average net assets     0.96%(a)(b)    0.95%(a)    0.95%(a)    0.96%(a)(b)
  Ratio of net investment income to
    average net assets                           9.27%(b)      8.86%       7.96%        8.13%(b)
  Fund turnover rate                               15%(c)        40%         60%          84%(c)

----------------------------
   (a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.11% annualized for six months ended February 29, 2000 and 1.04%, 1.14%, 1.13%, 1.11% and 1.08% for the years ended August 31, 1999,
     1998, 1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.42% annualized for six months ended February 29, 2000 and 1.34% and 1.39 % for the years ended August 31, 1999 and 1998, respectively, and 1.47% annualized for the period ended August 31, 1997.

   (b) Annualized.

   (c) Not annualized.

   (d) Redemption fees not reflected in total return.

   * Inception Date.

   (DAGGER)Per  share   information  is  calculated   using  the  average  share
     outstanding method.

                 See Accompanying Notes to Financial Statements.

                                       46-47

WARBURG PINCUS FUNDS
MUNICIPAL BOND FUND FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                         INSTITUTIONAL
                                            --------------------------------------------------------------
                                            FOR THE SIX
                                            MONTHS ENDED
                                            FEBRUARY 29,              FOR THE YEAR ENDED AUGUST 31,
                                                2000       -----------------------------------------------
                                            (UNAUDITED)      1999      1998      1997      1996      1995
                                            ------------   -------   -------   -------   -------   -------
Net asset value, beginning of period          $ 14.30      $ 15.12   $ 14.84   $ 14.65   $ 15.46   $ 15.06
                                              -------      -------   -------   -------   -------   -------
  Income from investment operations
  Net investment income                          0.34         0.67      0.70      0.72      0.73      0.71
  Net gain/(loss) on investments
    (both realized and unrealized)              (0.35)       (0.60)     0.40      0.65     (0.37)     0.50
                                              -------      -------   -------   -------   -------   -------
    Total from investment operations            (0.01)        0.07      1.10      1.37      0.36      1.21
                                              -------      -------   -------   -------   -------   -------
  Less Distributions
    Dividends from net investment income        (0.38)       (0.68)    (0.71)    (0.72)    (0.74)    (0.76)
    Distributions from capital gains            (0.02)       (0.21)    (0.11)    (0.46)    (0.43)    (0.05)
                                              -------      -------   -------   -------   -------   -------
    Total distributions                         (0.40)       (0.89)    (0.82)    (1.18)    (1.17)    (0.81)
                                              -------      -------   -------   -------   -------   -------
Net asset value, end of period                $ 13.89      $ 14.30   $ 15.12   $ 14.84   $ 14.65   $ 15.46
                                              =======      =======   =======   =======   =======   =======
Total return                                (0.07)%(c)       0.36%     7.62%     9.74%     2.27%     8.42%
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)    $16,095      $22,423   $22,229   $19,810   $19,581   $48,978
  Ratio of expenses to average net assets  1.00%(a)(b)     0.99%(a)  1.00%(a)  1.00%(a)  1.00%(a)  1.00%(a)
  Ratio of net investment income to
    average net assets                        4.86%(b)       4.49%     4.72%     4.88%     4.62%      4.76%
  Fund turnover rate                             3%(c)         26%       57%       43%       34%        25%


                                                        COMMON
                                             --------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED    FOR THE PERIOD
                                             FEBRUARY 29,   OCTOBER 30, 1998*
                                                 2000         to August 31,
                                              (UNAUDITED)          1999
                                             ------------   -----------------
Net asset value, beginning of period             $14.29            $15.14
                                                 ------            ------
  Income from investment operations
  Net investment income                            0.33              0.54
  Net gain/(loss) on investments
    (both realized and unrealized)                (0.35)            (0.66)
                                                 ------            ------
    Total from investment operations              (0.02)            (0.12)
                                                 ------            ------
  Less Distributions
    Dividends from net investment income          (0.35)            (0.52)
    Distributions from capital gains              (0.02)            (0.21)
                                                 ------            ------
    Total distributions                           (0.37)            (0.73)
                                                 ------            ------
Net asset value, end of period                   $13.90            $14.29
                                                 ======            ======
Total return                                  (0.07)%(c)        (0.85)%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)       $  217            $  211
  Ratio of expenses to average net assets    1.26%(a)(b)       1.26%(a)(b)
  Ratio of net investment income to
    average net assets                          4.64%(b)          4.44%(b)
  Fund turnover rate                               3%(c)            26%(c)

----------------------------

(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.68% annualized for the six months ended February 29, 2000 and 1.43%, 1.39%, 1.37%, 1.42% and 1.19% for the years ended August 31, 1999,
    1998, 1997, 1996 and 1995, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.00% annualized for the six months ended February 29, 2000 and 1.71% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

                 See Accompanying Notes to Financial Statements.

                                      48-49

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Funds covered in this report are comprised of Warburg, Pincus High Yield Fund, Inc. ("High Yield") and Warburg, Pincus Municipal Bond Fund, Inc. ("Municipal") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940 , as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

   Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

     rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. High Yield will distribute substantially all of its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly. The Municipal Fund will distribute substantially all of its net realized capital gains, if any, at least annually and all net investment income monthly.

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification

              E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. Neither Fund had open repurchase agreements at February 29, 2000.

              H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Fund's may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or liquid securities or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

              I) OPTION TRANSACTIONS -- When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option.
     When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss to underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

              J) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchases commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

              K) SECURITIES  LENDING -- Loans of the  securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Neither Fund had any securities on loan to brokers at February 29, 2000.

              L) SHORT SALES -- When a Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, and the

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

     decline exceeds the cost of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it is sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

              M) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The   securities   exchanges  of  certain   foreign   markets  are
     substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of ten Funds described herein.

   For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                             ANNUAL RATE
     -----                                ---------------------------------
     High Yield                           0.70% of average daily net assets
     Municipal                            0.70% of average daily net assets

   CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 29, 2000 advisory fees and waivers for each of the two investment Funds were as follows:

                                         GROSS                      NET
     FUND                            ADVISORY FEE    WAIVER    ADVISORY FEE
     ------                          ------------  ----------  ------------
     High Yield                        $439,704    $(247,140)    $192,564
     Municipal                           63,916      (56,534)       7,382

   CSAM reimbursed expenses of Municipal in the amount of $6,320 for the six months ended February 29, 2000.

   State Street Bank and Trust Company ("State Street") , serves as each Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

   Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC. served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each portfolio. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million.

   CSFI,   at   its   discretion,   voluntarily   waived   a   portion   of  its
co-administration fees for the Funds. For the period September 1, 1999 to October 31, 1999, co-administration fees earned and waived by CFSI on the Common shares were as follows:

                           GROSS                                 NET
     FUND            CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
     ------          ---------------------   --------   ---------------------
     High Yield              $2,188          $(1,750)           $438
     Municipal                   18              (15)              3

   CSAMSI may, at its discretion, voluntarily waive all or any portion of its administrative fee for any of the Funds. For the period November 1, 1999 to February 29, 2000, co-administrative service fees earned and waived by CSAMSI on the Common shares were as following:

                             GROSS                               NET
     FUND            CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
     ------          ---------------------   --------   ---------------------
     High Yield              $4,478           $(3,583)          $895
     Municipal                   37               (29)             8

   For administration services, PFPC currently receives a fee calculated at annual rate of .125% on each Fund's average daily net asset, subject to a minimum annual fee and exclusive of out-of-pocket expenses. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the Funds. For the six months ended February 29, 2000, the co-administration fee earned and waived by PFPC were as follows:

                             GROSS                              NET
     FUND            CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
     ------          ---------------------   --------   ---------------------
     High Yield             $78,519          $(15,704)         $62,815
     Municipal               18,648                --           18,648

   In addition to serving as each Funds co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is payable by any of the Funds to PDI for distribution services, but CSAMSI receives compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate .25% of the average daily net assets of the Common shares of each Fund. For the six

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

months ended February 29, 2000, shareholder servicing and distribution fees, earned by CSAMSI were as follows:

     FUND                                     DISTRIBUTION FEE
     ----                                     ----------------
     High Yield                                   $33,331
     Municipal                                        273

NOTE 3. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 29, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                                          INVESTMENT SECURITIES
                                      ------------------------------
     FUND                                PURCHASES          SALES
     ------                           --------------   -------------
     High Yield                        $18,489,083      $31,522,220
     Municipal                             507,438        4,159,271

NOTE 4. CAPITAL SHARES

   Transactions in capital shares for each period were as follows:

                                                                 HIGH YIELD FUND
                   ------------------------------------------------------------------------------------------------------------
                                       INSTITUTIONAL                                           COMMON
                   -----------------------------------------------------   ----------------------------------------------------
                   FOR THE SIX MONTHS ENDED                                FOR THE SIX MONTHS ENDED
                      FEBRUARY 29, 2000            FOR THE YEAR ENDED          FEBRUARY 29, 2000          FOR THE YEAR ENDED
                         (UNAUDITED)                 AUGUST 31, 1999              (UNAUDITED)              AUGUST 31, 1999
                   ------------------------     ------------------------   ------------------------    ------------------------
                     SHARES        VALUE        SHARES          VALUE        SHARES         VALUE        SHARES        VALUE
                   ------------------------     ---------   ------------   ---------    -----------    ---------    -----------
Shares sold        1,033,057   $ 15,717,759     2,505,861   $ 39,359,915     880,515    $13,481,335    2,499,612    $39,264,516
Shares issued in
  reinvestment
  of dividends       332,277      4,900,053       508,551      7,926,308      81,579      1,208,563      105,404      1,641,508
Shares
  repurchased     (1,691,420)  $(24,958,869)   (2,470,735)   (38,614,790) (1,040,206)   (15,843,922)    (427,403)    (6,757,008)
                  ----------   ------------    ----------   ------------  ----------    -----------    ---------    -----------
Net increase/
  (decrease)        (326,086)  $ (4,341,057)      543,677   $  8,671,433     (78,112)   $(1,154,024)   2,177,613    $34,149,016
                  ==========   ============    ==========   ============  ==========    ===========    =========    ===========

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARES -- (CONT'D)

                                         MUNICIPAL BOND FUND
                  ----------------------------------------------------------------------------------------------------------
                                     INSTITUTIONAL                                             COMMON
                  ----------------------------------------------------   ---------------------------------------------------
                   FOR THE SIX MONTHS ENDED                              FOR THE SIX MONTHS ENDED        FOR THE PERIOD
                      FEBRUARY 29, 2000           FOR THE YEAR ENDED         FEBRUARY 29, 2000          OCTOBER 30, 1998*
                         (UNAUDITED)               AUGUST 31, 1999              (UNAUDITED)          THROUGH AUGUST 31, 1999
                  -------------------------     ----------------------   ------------------------    -----------------------
                  SHARES           VALUE        SHARES        VALUE        SHARES        VALUE         SHARES       VALUE
                  -------       -----------     -------    -----------     ------      --------        ------     --------
Shares sold        13,424       $    80,042     179,990    $ 2,675,315      5,541      $ 78,517        15,816     $236,022
Shares issued in
  reinvestment of
  dividends        25,239           474,085      86,580      1,287,465        415         5,801           279        4,072
Shares
  repurchased    (448,780)       (6,358,533)   (168,278)    (2,507,954)    (5,089)      (71,984)       (1,335)     (20,081)
                 --------       -----------    --------    -----------     ------      --------        ------     --------
Net increase/
  (decrease)     (410,117)      $(5,804,406)     98,292    $ 1,454,826        867      $ 12,334        14,760     $220,013
                 ========       ===========    ========    ===========     ======      ========        ======     ========

   *Inception Date.

   On February 29, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:
                                          Number of   Approximate Percentage
                                        Shareholders   of Outstanding Shares
                                        ------------  ----------------------
     High Yield Institutional shares          3                60.01%
     High Yield Common shares                 3                78.15
     Municipal Institutional shares           3                67.87
     Municipal Common shares                  2                98.38

NOTE 5. LINE OF CREDIT

   The Funds, together with other funds advised by CSAM, have established a $250 million committed line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lender, for temporary or emergency purposes primarily relating to unanticipated portfolio share redemption. Under the terms of the Credit Facility, the funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participation funds in such manner as is determined by the governing Boards of the various funds. In addition the participating funds will pay interest on borrowing at the Federal funds rate plus .50%. During the six months ending February 29, 2000, the following fund had borrowings under line of credit agreement.

              AVERAGE DAILY     AVERAGE       MAXIMUM DAILY     LOAN OUTSTANDING
  PORTFOLIO   LOAN BALANCE   INTEREST RATE  % LOAN OUTSTANDING    AT 02/29/00
  ----------  -------------  -------------  ------------------  ----------------
  High Yield     $24,176         6.00%          $4,400,000             $0

WARBURG PINCUS FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                         WARBURG PINCUS HIGH YIELD FUND
                       WARBURG PINCUS MUNICIPAL BOND FUND

A special meeting of shareholders of each Fund was held on May 21, 1999. At the special meeting, the following persons were elected as directors of each Fund, constituting the entire Board of Directors: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, James S. Pasman, Jr., William W. Priest, Steven N. Rappaport, Arnold M. Reichman and Alexander B.
Trowbridge.

In addition, shareholders of each Fund voted on the following matters:

       Proposal 2:    Ratification  of the  selection of  PricewaterhouseCoopers
                      LLP as the independent accountants for each of the Funds for the fiscal year ending August 31, 1999.

The voting results for each Fund were as follows:

Election of Directors:
--------------------------------------------------------------------------------
   HIGH YIELD                                 For                   Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                   5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Jack W. Fritz                        5,460,763.4240             6,157.5110
--------------------------------------------------------------------------------
   Jeffrey E. Garten                    5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                 5,460,763.4240             6,157.5110
--------------------------------------------------------------------------------
   William W. Priest                    5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Steven N. Rappaport                  5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Arnold M. Reichman                   5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------
   Alexander B. Trowbridge              5,464,641.0590             2,279.8760
--------------------------------------------------------------------------------

Proposal 2:
--------------------------------------------------------------------------------
                              % of Shares to Total   % of Shares to Total Shares
                  Shares       Outstanding Shares               Vote
--------------------------------------------------------------------------------
   For        5,463,212.1834        59.8353%                99.9322%
--------------------------------------------------------------------------------
   Against       459.4244            0.0050%                 0.0084%
--------------------------------------------------------------------------------
   Abstain      3,249.3272           0.0356%                 0.0594%
--------------------------------------------------------------------------------

WARBURG PINCUS FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
   MUNICIPAL BOND                             For                   Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                   1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Jack W. Fritz                        1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Jeffrey E. Garten                    1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                 1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   William W. Priest                    1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Steven N. Rappaport                  1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Arnold M. Reichman                   1,177,497.9240               0.0000
--------------------------------------------------------------------------------
   Alexander B. Trowbridge              1,177,497.9240               0.0000
--------------------------------------------------------------------------------

Proposal 2:
--------------------------------------------------------------------------------
                               % of Shares to Total  % of Shares to Total Shares
                   Shares       Outstanding Shares              Vote
--------------------------------------------------------------------------------
   For         1,177,497.9240        72.7497%                 100.0000%
--------------------------------------------------------------------------------
   Against         0.0000             0.0000%                  0.0000%
--------------------------------------------------------------------------------
   Abstain         0.0000             0.0000%                  0.0000%
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS

                      P.O. Box 9030, Boston, MA 02205-9030
               800-WARBURG (800-927-2874) (BULLET) www.warburg.com

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.             WPHYM-3-0200